Additional Financial Statement Information - Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accrued expenses and other liabilities
Accrued professional fees related to merger transaction	$ 0	$ 16,263
Provisions	507	2,934
Payroll and benefits payable	3,046	2,545
Other taxes payable	1,849	2,045
Other	1,100	2,200
Total	6,502	25,987
Total non-current	1,607	2,552
Total current	$ (4,895)	$ (23,435)